Repurchase Transactions - Summary of Repurchase Agreements in Financial Assets Pledged as Collateral and Reverse Repurchase Agreements in Off-Balance Sheet Items (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of repurchase transactions [Abstract]
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	$ 204,795,923	$ 93,468,930
Forward purchases for Repurchase transactions recorded in Financial Assets Pledged as Collateral	$ 323,534